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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-08786


               Pioneer Mid Cap Value VCT Portfolio Class II Shares (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER MID CAP VALUE VCT PORTFOLIO -- CLASS II SHARES

SEMIANNUAL REPORT

JUNE 30, 2003

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Mid Cap Value VCT Portfolio

  Portfolio and Performance Update                                            2

  Portfolio Management Discussion                                             3

  Schedule of Investments                                                     4

  Financial Statements                                                        7

  Notes to Financial Statements                                              11

PIONEER MID CAP VALUE VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO AND PERFORMANCE UPDATE 6/30/03

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

U.S. Common Stocks                      88.2%
Temporary Cash Investments               9.5%
International Common Stocks              2.3%

[CHART]

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

Financials                              19.6%
Industrials                             18.8%
Consumer Discretionary                  14.2%
Health Care                             11.9%
Energy                                   9.1%
Materials                                7.6%
Information Technology                   7.4%
Consumer Staples                         4.5%
Utilities                                3.8%
Telecommunication Services               3.1%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

 1. Freeport-McMoRan Copper & Gold, Inc. (Class B)               2.12%
 2. Foot Locker, Inc.                                            2.09
 3. Telephone & Data Systems, Inc.                               2.03
 4. CVS Corp.                                                    1.99
 5. Manor Care, Inc.                                             1.97

Holdings will vary for other periods. They exclude money market instruments.

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                                          6/30/03        12/31/02
Net Asset Value per Share                                 $ 16.75         $ 14.86

DISTRIBUTIONS PER SHARE                                SHORT-TERM      LONG-TERM
(1/1/03 - 6/30/03)                      DIVIDENDS      CAPITAL GAINS   CAPITAL GAINS
                                        $0.042         $     -         $     -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the change in value of an investment made in PIONEER MID CAP VALUE VCT PORTFOLIO at net asset value, compared to that of the Russell Midcap Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

                   PIONEER MID CAP VALUE VCT PORTFOLIO*         RUSSELL MID CAP VALUE INDEX+
3/31/1995                                     $ 10,000                             $ 10,000
                                              $ 11,685                             $ 12,263
                                              $ 13,193                             $ 14,748
6/30/1997                                     $ 16,294                             $ 19,812
                                              $ 14,734                             $ 20,820
6/30/1999                                     $ 16,615                             $ 20,799
                                              $ 19,800                             $ 24,789
6/30/2001                                     $ 21,032                             $ 25,369
                                              $ 18,639                             $ 22,920
6/30/2003                                     $ 21,062                             $ 25,922

+ Index comparison begins 2/28/95. The Russell Midcap Value Index measures the performance of the value-oriented stocks in the Russell Midcap Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

AVERAGE ANNUAL
TOTAL RETURNS+
(As of June 30, 2003)

NET ASSET VALUE*

Life-of-Class                    9.23%
5 Years                          4.79%
1 Year                           1.96%

All total returns shown assume reinvestment of distributions at net asset value.

+ The performance of Class II shares for the period prior to the commencement of operations of Class II shares on May 1, 2000 is based on the performance of Class I shares, reduced to reflect the higher distribution fees of Class I shares.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and principal values fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

PIONEER MID CAP VALUE VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO MANAGEMENT DISCUSSION 6/30/03

The war in Iraq was the most significant factor influencing equity prices during the first six months of 2003. Equities, including mid-cap value stocks, began to rally in early March in reaction to optimistic reports about the war's progress. The rally continued through the end of the period on June 30, 2003 as investors became more optimistic that the economy would finally emerge from its prolonged slump. In the following interview, Rod Wright discusses the market environment and portfolio strategies for the six months ended June 30, 2003. Mr. Wright is responsible for the day-to-day portfolio supervision of Pioneer Mid Cap Value VCT Portfolio.

Q: HOW DID THE PORTFOLIO PERFORM?

A: The Portfolio outperformed the overall stock market and finished slightly ahead of the benchmark for the mid-cap value universe. For the six-month period ended June 30, 2003, the Portfolio's Class II shares had a total return of 13.00% at net asset value. During the same period, the Standard & Poor's 500 Index, reflecting the performance of large company stocks, returned 11.75%, while the Russell Midcap Value Index had a return of 13.11%.

Q: WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX MONTHS?

A: Virtually all stocks declined during the first weeks of the year, amidst the growing apprehension about the looming war with Iraq. In addition to war worries, investors were concerned about the weak economy and the continuing allegations of corporate fraud and corruption. However, the negative sentiment changed abruptly in March as it became evident that the U.S. and its allies would gain a quick victory in the major combat in Iraq. Mounting optimism also was fueled by passage of a large federal tax cut and by the Federal Reserve Board's continuing policy to lower short-term interest rates to stimulate the economy. From March 11 through the end of the six-month period, stock prices rose steadily on this wave of new optimism, despite the lack of clear evidence that economic growth was beginning to increase.

Q: WHAT WERE YOUR PRINCIPAL STRATEGIES DURING THE SIX MONTHS?

A: In general, we stuck to our long-term discipline, emphasizing investments in reasonably valued stocks. When specific holdings rise sharply and become more expensive, we typically sell some or all of the Portfolio's position to take profits and reduce risk. This is in keeping with our goal of consistent performance with less risk than competitor portfolios. At the start of the year, we overweighted technology stocks. However, as that industry surged when the stock market rallied, we reduced our tech position, becoming more defensive by adding to our health care, energy and materials holdings.

Q: WHAT INVESTMENTS HAD THE GREATEST POSITIVE INFLUENCE ON PERFORMANCE?

A: Amdocs, a transaction processing company specializing in the operation of billing systems for telecommunications companies, was the single largest contributor to performance during the six months, gaining 151% during the period. However, we gradually reduced our exposure to the company as its stock price rose, selling about three-quarters of our position. Other technology-related holdings that showed strong gains included Mentor Graphics, which produces automated, electronic design software for the semiconductor industry, and Symbol Technologies, which develops and manufactures scanners and mobile computing devices that help track inventories and deliveries. Mentor rose 96% during the six months, while Symbol Technologies appreciated 66%.

   IVAX and Mylan Laboratories, two specialty pharmaceutical and generic drug manufacturers, both turned in very strong performance based on prospects for products in development as well as the improving outlook for generic drugs.

   Other positive contributors included retailer Sears, which rose by 37% since we first invested last December, and mining company Freeport-McMoRan. Freeport, which owns the largest and lowest-cost mine in the world, benefited from the rising price of gold.

Q: WHAT WERE YOUR MAJOR DISAPPOINTMENTS?

A: The biggest detractor from performance was our underweighting of utility stocks. As the stock market rallied, some lower-quality utilities posted huge gains. In addition, dividend-paying utilities became increasingly attractive as interest rates continued to decline.

   Among our holdings, Triad Hospitals, a hospital management company, disappointed us during the period, through no fault of its own. It declined because of the well-publicized problems of HCA, a major hospital company, and because of concerns that hospital usage might be declining. Declining fundamentals and intense competition among discount retailers undermined the stock value of BJ's Wholesale Club.

Q: WHAT IS YOUR INVESTMENT OUTLOOK?

A: We are concerned about the short term, believing that it is possible the market may give back some of its recent gains. We remain defensively positioned and are very conscious of valuations in our stock decisions. However, we are much more optimistic about the longer term and believe that after clear evidence emerges about an economic rebound, the stock market could enter a sustained period of good performance. In general, corporations have improved their balance sheets and are well positioned to benefit from low interest rates and an economic recovery.

THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

[SIDENOTE]

Mid-capitalization stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

PIONEER MID CAP VALUE VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

SCHEDULE OF INVESTMENTS 6/30/03 (UNAUDITED)

SHARES                                                                     VALUE
               COMMON STOCKS - 90.5%
               ENERGY - 8.2%
               INTEGRATED OIL & GAS - 0.9%
   64,350      Occidental Petroleum Corp.                          $   2,158,943
                                                                   -------------
               OIL & GAS DRILLING - 3.2%
   72,925      ENSCO International, Inc.                           $   1,961,683
   47,400      Nabors Industries, Inc.*                                1,874,670
   81,600      Transocean Offshore Inc.*                               1,792,752
   51,475      Weatherford International, Inc.*                        2,156,803
                                                                   -------------
                                                                   $   7,785,908
                                                                   -------------
               OIL & GAS EXPLORATION & PRODUCTION - 2.3%
   42,661      Devon Energy Corp.                                  $   2,278,097
  124,375      Pioneer Natural Resources Co.*                          3,246,188
                                                                   -------------
                                                                   $   5,524,285
                                                                   -------------
               OIL & GAS REFINING, MARKETING &
               TRANSPORTATION - 1.8%
   60,075      Sun Company, Inc.                                   $   2,267,231
   55,775      Valero Energy Corp.                                     2,026,306
                                                                   -------------
                                                                   $   4,293,537
                                                                   -------------
               TOTAL ENERGY                                        $  19,762,673
                                                                   -------------
               MATERIALS - 6.9%
               COMMODITY CHEMICALS - 1.0%
   60,075      Air Products & Chemicals, Inc.                      $   2,499,120
                                                                   -------------
               DIVERSIFIED CHEMICALS - 0.7%
   34,350      PPG Industries, Inc.                                $   1,742,919
                                                                   -------------
               DIVERSIFIED METALS & MINING - 3.5%
  188,750      Freeport-McMoRan
               Copper & Gold, Inc. (Class B)                       $   4,624,375
   98,675      Phelps Dodge Corp.*                                     3,783,200
                                                                   -------------
                                                                   $   8,407,575
                                                                   -------------
               PAPER PRODUCTS - 0.6%
   38,575      Bowater, Inc.                                       $   1,444,634
                                                                   -------------
               PRECIOUS METALS & MINERALS - 1.1%
   77,375      Newmont Mining Corp.                                $   2,511,593
                                                                   -------------
               TOTAL MATERIALS                                     $  16,605,841
                                                                   -------------
               CAPITAL GOODS - 7.5%
               AEROSPACE & DEFENSE - 0.7%
   23,725      General Dynamics Corp.                              $   1,720,063
                                                                   -------------
               ELECTRICAL COMPONENT & EQUIPMENT - 3.2%
  112,325      American Power Conversion Corp.*                    $   1,751,147
   85,825      Cooper Industries, Inc.                                 3,544,573
  188,800      Symbol Technologies, Inc.                               2,456,288
                                                                   -------------
                                                                   $   7,752,008
                                                                   -------------
               INDUSTRIAL CONGLOMERATES - 2.3%
   38,600      American Standard Companies, Inc.*                  $   2,853,698
   38,650      ITT Industries, Inc.                                    2,530,029
                                                                   -------------
                                                                   $   5,383,727
                                                                   -------------
               INDUSTRIAL MACHINERY - 1.3%
   25,700      Deere & Co.                                         $   1,174,490
   42,900      Ingersoll-Rand Co.                                      2,030,028
                                                                   -------------
                                                                   $   3,204,518
                                                                   -------------
               TOTAL CAPITAL GOODS                                 $  18,060,316
                                                                   -------------
               COMMERCIAL SERVICES & SUPPLIES - 5.2%
               DATA PROCESSING SERVICES - 1.5%
   68,600      Amdocs Ltd.*                                        $   1,646,400
   77,250      Equifax, Inc.*                                          2,008,500
                                                                   -------------
                                                                   $   3,654,900
                                                                   -------------
               COMMERCIAL PRINTING - 2.0%
   42,500      R.R. Donnelly & Sons Co., Inc.                      $   1,110,950
  146,000      John H. Harland Co.                                     3,819,360
                                                                   -------------
                                                                   $   4,930,310
                                                                   -------------
               DIVERSIFIED COMMERCIAL SERVICES - 0.5%
   26,000      H & R Block, Inc.                                   $   1,124,500
                                                                   -------------
               ENVIRONMENTAL SERVICES - 1.2%
  124,425      Republic Services, Inc.*                            $   2,820,715
                                                                   -------------
               TOTAL COMMERCIAL SERVICES & SUPPLIES                $  12,530,425
                                                                   -------------
               TRANSPORTATION - 1.7%
               AIRLINES - 0.7%
   94,400      Southwest Airlines Co.                              $   1,623,680
                                                                   -------------
               RAILROADS - 1.0%
   51,450      Canadian National Railway Co.                       $   2,482,977
                                                                   -------------
               TOTAL TRANSPORTATION                                $   4,106,657
                                                                   -------------
               AUTOMOBILES & COMPONENTS - 0.4%
               AUTOMOBILE MANUFACTURERS - 0.4%
   25,725      Cummins, Inc.                                       $     923,270
                                                                   -------------
               TOTAL AUTOMOBILES & COMPONENTS                      $     923,270
                                                                   -------------
               CONSUMER DURABLES & APPAREL - 2.0%
               APPAREL, ACCESSORIES & LUXURY GOODS - 1.0%
  159,200      The Limited Brands, Inc.                            $   2,467,600
                                                                   -------------
               LEISURE PRODUCTS - 1.0%
  124,450      Mattel, Inc.                                        $   2,354,594
                                                                   -------------
               TOTAL CONSUMER DURABLES & APPAREL                   $   4,822,194
                                                                   -------------
               HOTELS, RESTAURANTS & LEISURE - 3.3%
               RESTAURANTS - 3.3%
   98,675      Outback Steakhouse, Inc.                            $   3,848,325
  141,575      Tricon Global Restaurants, Inc*                         4,184,957
                                                                   -------------
                                                                   $   8,033,282
                                                                   -------------
               TOTAL HOTELS, RESTAURANTS & LEISURE                 $   8,033,282
                                                                   -------------

        The accompanying notes are an integral part of these statements.

SHARES                                                                     VALUE
               MEDIA - 2.7%
               ADVERTISING - 1.6%
  188,775      The Interpublic Group of Companies, Inc.            $  2,525,810
   17,375      Omnicom Group                                          1,245,788
                                                                   ------------
                                                                   $  3,771,598
                                                                   ------------
               MOVIES & ENTERTAINMENT - 1.1%
  111,550      Regal Entertainment Group                           $  2,630,349
                                                                   ------------
               TOTAL MEDIA                                         $  6,401,947
                                                                   ------------
               RETAILING - 3.5%
               GENERAL MERCHANDISE STORES - 0.7%
   51,900      Sears, Roebuck and Co.                              $  1,745,916
                                                                   ------------
               SPECIALTY STORES - 2.8%
  133,725      Blockbuster, Inc.                                   $  2,253,266
  343,200      Foot Locker, Inc.                                      4,547,400
                                                                   ------------
                                                                   $  6,800,666
                                                                   ------------
               TOTAL RETAILING                                     $  8,546,582
                                                                   ------------
               FOOD & DRUG RETAILING - 4.9%
               DRUG RETAIL - 1.8%
  154,750      CVS Corp.                                           $  4,337,643
                                                                   ------------
               FOOD RETAIL - 2.2%
   68,600      Albertson's, Inc.                                   $  1,317,120
  126,500      ConAgra, Inc.                                          2,985,400
   64,475      Kroger Co.*                                            1,075,443
                                                                   ------------
                                                                   $  5,377,963
                                                                   ------------
               HYPERMARKETS & SUPERCENTERS - 0.9%
  145,850      BJ'S Wholesale Club, Inc.*                          $  2,196,501
                                                                   ------------
               TOTAL FOOD & DRUG RETAILING                         $ 11,912,107
                                                                   ------------
               HEALTH CARE EQUIPMENT & SERVICES - 8.4%
               HEALTH CARE EQUIPMENT - 3.2%
  137,300      Apogent Technologies Inc.*                          $  2,746,000
   72,925      Becton, Dickinson & Co.                                2,833,136
   95,175      Sybron Dental Specialities*                            2,246,130
                                                                   ------------
                                                                   $  7,825,266
                                                                   ------------
               HEALTH CARE FACILITIES - 3.6%
  172,075      Manor Care, Inc.*                                   $  4,303,596
  171,600      Triad Hospitals, Inc.*                                 4,259,112
                                                                   ------------
                                                                   $  8,562,708
                                                                   ------------
               MANAGED HEALTH CARE - 1.6%
   34,300      CIGNA Corp.                                         $  1,610,042
   27,475      Wellpoint Health Networks Inc.*                        2,316,143
                                                                   ------------
                                                                   $  3,926,185
                                                                   ------------
               TOTAL HEALTH CARE EQUIPMENT &
               SERVICES                                            $ 20,314,159
                                                                   ------------
               PHARMACEUTICALS & BIOTECHNOLOGY - 2.4%
               PHARMACEUTICALS - 2.4%
  167,375      IVAX Corp.*                                         $  2,987,644
   77,250      Mylan Laboratories, Inc.                               2,685,983
                                                                   ------------
               TOTAL PHARMACEUTICALS & BIOTECHNOLOGY               $  5,673,627
                                                                   ------------
               BANKS - 9.0%
               DIVERSIFIED BANKS - 1.0%
   77,272      Charter One Financial, Inc.                         $  2,409,341
                                                                   ------------
               REGIONAL BANKS - 4.9%
   63,925      Boston Private Financial Holdings, Inc.             $  1,347,539
   85,800      KeyCorp                                                2,168,166
   42,925      Marshall & Ilsley Corp.                                1,312,647
   38,575      North Fork Bancorporation, Inc.                        1,313,865
   64,350      SouthTrust Corp.                                       1,750,320
   55,825      TCF Financial Corp.                                    2,224,068
   34,300      Zions Bancorporation                                   1,735,923
                                                                   ------------
                                                                   $ 11,852,528
                                                                   ------------
               THRIFTS & MORTGAGE FINANCE - 3.1%
   34,300      Countrywide Financial Corp.                         $  2,386,251
   47,600      GreenPoint Financial Corp.                             2,424,744
   94,450      The PMI Group, Inc.                                    2,535,038
                                                                   ------------
                                                                   $  7,346,033
                                                                   ------------
               TOTAL BANKS                                         $ 21,607,902
                                                                   ------------
               DIVERSIFIED FINANCIALS - 3.0%
               CONSUMER FINANCE - 1.4%
    8,584      White Mountains Insurance Group, Ltd.               $  3,390,680
                                                                   ------------
               INVESTMENT BANKING & BROKERAGE - 1.6%
   68,650      A.G. Edwards, Inc.                                  $  2,347,830
   85,800      Investment Technology Group, Inc.*                     1,595,880
                                                                   ------------
                                                                   $  3,943,710
                                                                   ------------
               TOTAL DIVERSIFIED FINANCIALS                        $  7,334,390
                                                                   ------------
               INSURANCE - 5.7%
               INSURANCE BROKERS - 1.6%
   77,200      Platinum Underwriter Holdings, Ltd.                 $  2,095,208
   60,100      Willis Group Holdings Ltd.                             1,848,075
                                                                   ------------
                                                                   $  3,943,283
                                                                   ------------
               LIFE & HEALTH INSURANCE - 1.0%
   55,750      Jefferson - Pilot Corp.                             $  2,311,395
                                                                   ------------
               PROPERTY & CASUALTY INSURANCE - 3.1%
   38,575      Ambac Financial Group, Inc.                         $  2,555,594
   77,225      Renaissancere Holdings, Ltd.                           3,515,282
   17,250      XL Capital Ltd.                                        1,431,750
                                                                   ------------
                                                                   $  7,502,626
                                                                   ------------
               TOTAL INSURANCE                                     $ 13,757,304
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                     VALUE
               SOFTWARE & SERVICES - 5.6%
               APPLICATION SOFTWARE - 1.6%
  116,125      Autodesk, Inc.                                      $   1,876,580
  128,700      Mentor Graphics Corp.*                                  1,863,576
                                                                   -------------
                                                                   $   3,740,156
                                                                   -------------
               DATA PROCESSING & OUTSOURCED SERVICES - 4.0%
  142,200      The BISYS Group, Inc.*                              $   2,612,214
  257,475      CSG Systems International, Inc.*                        3,638,122
  130,429      SunGard Data Systems, Inc.*                             3,379,415
                                                                   -------------
                                                                   $   9,629,751
                                                                   -------------
               TOTAL SOFTWARE & SERVICES                           $  13,369,907
                                                                   -------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
               COMMUNICATIONS EQUIPMENT - 0.6%
  240,511      Tellabs, Inc.*                                      $   1,580,157
                                                                   -------------
               COMPUTER HARDWARE - 1.1%
  103,000      NCR Corp.*                                          $   2,638,860
                                                                   -------------
               COMPUTER STORAGE & PERIPHERALS - 0.7%
   16,275      Quantum Corp - DLT & Storage Systems*               $      65,914
   60,100      Storage Technology Corp.*                               1,546,974
                                                                   -------------
                                                                   $   1,612,888
                                                                   -------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.3%
   51,500      W.W. Grainger, Inc.                                 $   2,408,140
   25,700      Waters Corp.*                                             748,641
                                                                   -------------
                                                                   $   3,156,781
                                                                   -------------
               TOTAL TECHNOLOGY HARDWARE &
               EQUIPMENT                                           $   8,988,686
                                                                   -------------
               TELECOMMUNICATION SERVICES - 2.9%
               INTEGRATED TELECOMMUNICATION SERVICES - 2.9%
   51,275      Alltel Corp.                                        $   2,472,481
   89,200      Telephone and Data Systems, Inc.                        4,433,240
                                                                   -------------
               TOTAL TELECOMMUNICATION SERVICES                    $   6,905,721
                                                                   -------------
               UTILITIES - 3.5%
               ELECTRIC UTILITIES - 2.3%
   51,475      Constellation Energy Group                          $   1,765,593
   34,350      DTE Energy Co.                                          1,327,284
   47,225      Entergy Corp.                                           2,492,526
                                                                   -------------
                                                                   $   5,585,403
                                                                   -------------
               GAS UTILITIES - 1.2%
   77,225      KeySpan Energy Corp.                                $   2,737,626
                                                                   -------------
               TOTAL UTILITIES                                     $   8,323,029
                                                                   -------------
               TOTAL COMMON STOCKS
               (Cost $196,023,916)                                 $ 217,980,019
                                                                   =============

PRINCIPAL
  AMOUNT                                                                  VALUE
               TEMOPORARY CASH INVESTMENTS - 9.5%
               REPURCHASE AGREEMENT - 5.4%
 $13,000,000   Bear Stearns & Co., Inc.,
               1.08%, dated 6/30/03,
               repurchase price of $13,000,000
               plus accrued interest on
               7/1/03 collateralized by $11,959,000
               U.S. Treasury Notes,
               2.125%, 10/31/04                                    $  13,000,000
                                                                   -------------
               SECURITY LENDING COLLATERAL - 4.1%
  $9,906,929   Securities Lending Investment Fund,
               1.21%                                               $   9,906,929
                                                                   -------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $22,906,929)                                  $  22,906,929
                                                                   -------------
               TOTAL INVESTMENT IN SECURITIES - 100%
               (Cost $218,930,845)                                 $ 240,886,948
                                                                   =============

* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

PIONEER MID CAP VALUE VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

FINANCIAL HIGHLIGHTS

                                                                  SIX MONTHS
                                                                     ENDED                                          5/1/00
                                                                    6/30/03        YEAR ENDED      YEAR ENDED         TO
CLASS II                                                          (UNAUDITED)       12/31/02        12/31/01       12/31/00
Net asset value, beginning of period                             $      14.86     $      17.28    $      17.75   $      16.89
                                                                 ------------     ------------    ------------   ------------
Increase (decrease) from investment operations:
  Net investment income (loss)                                   $       0.01     $       0.04    $       0.14   $       0.07
  Net realized and unrealized gain (loss) on investments                 1.92            (1.96)           0.94           2.01
                                                                 ------------     ------------    ------------   ------------
  Net increase (decrease) from investment operations             $       1.93     $      (1.92)   $       1.08   $       2.08
Distributions to shareowners:
  Net investment income                                                 (0.04)           (0.04)          (0.08)         (0.13)
  Net realized gain                                                                      (0.46)          (1.47)         (1.09)
                                                                 ------------     ------------    ------------   ------------
Net increase (decrease) in net asset value                       $       1.89     $      (2.42)   $      (0.47)  $       0.86
                                                                 ------------     ------------    ------------   ------------
Net asset value, end of period                                   $      16.75     $      14.86    $      17.28   $      17.75
                                                                 ============     ============    ============   ============
Total return*                                                           13.00%          (11.38)%          6.22%         13.35%
Ratio of net expenses to average net assets+                             1.05%**          1.07%           1.11%          1.01%**
Ratio of net investment income to average net assets+                    0.04%**          0.24%           0.10%          0.37%**
Portfolio turnover rate                                                    58%**            68%             92%            85%**
Net assets, end of period (in thousands)                         $     97,498     $     61,038    $     10,195   $      1,943
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                           1.05%**          1.07%           1.11%          1.01%**
  Net investment income                                                  0.04%**          0.24%           0.10%          0.37%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                           1.05%**          1.07%           1.11%          1.01%**
  Net investment income                                                  0.04%**          0.24%           0.10%          0.37%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER MID CAP VALUE VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

BALANCE SHEET 6/30/03 (UNAUDITED)

ASSETS:
  Investment in securities, at value, (including securities loaned of $9,531,429)
   (cost $218,930,845)                                                               $ 240,886,948
  Cash                                                                                      89,471
  Cash held as collateral for futures contracts                                                  -
  Foreign currencies, at value                                                                   -
  Receivables -
   Investment securities sold                                                            2,969,246
   Fund shares sold                                                                      1,353,876
   Variation margin                                                                              -
   Dividends, interest and foreign taxes withheld                                          215,997
   Forward foreign currency settlement contracts, net                                            -
   Forward foreign currency portfolio hedge contracts, open-net                                  -
   Due from Pioneer Investment Management, Inc.                                                  -
  Other                                                                                        475
                                                                                     -------------
      Total assets                                                                   $ 245,516,013
                                                                                     -------------

LIABILITIES:
  Payables -
   Investment securities purchased                                                   $   7,186,652
   Fund shares repurchased                                                                 234,144
   Dividends                                                                                     -
   Upon return of securities loaned                                                      9,906,929
   Variation margin                                                                              -
   Forward foreign currency settlement contracts, net                                            -
   Forward foreign currency portfolio hedge contracts, net                                       -
  Due to bank
  Due to affiliates                                                                        153,938
  Accrued expenses                                                                          57,922
  Other                                                                                         17
                                                                                     -------------
      Total liabilities                                                              $  17,539,602
                                                                                     -------------

NET ASSETS:
  Paid-in capital                                                                    $ 212,299,019
  Accumulated net investment income (loss)                                                 492,137
  Accumulated undistributed net realized gain (loss)                                    (6,770,848)
  Net unrealized gain (loss) on:
   Investments                                                                          21,956,103
   Futures contracts                                                                             -
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                                           -
                                                                                     -------------
      Total net assets                                                               $ 227,976,411
                                                                                     -------------

NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
   Net assets                                                                        $ 130,478,221
  Shares outstanding                                                                     7,744,185
                                                                                     =============
   Net asset value per share                                                         $       16.85
  CLASS II:
  (Unlimited number of shares authorized)
   Net assets                                                                        $  97,498,190
  Shares outstanding                                                                     5,822,220
                                                                                     =============
   Net asset value per share                                                         $       16.75

   The accompanying notes are an integral part of these financial statements.

PIONEER MID CAP VALUE VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                                        SIX MONTHS
                                                                                          ENDED
                                                                                         6/30/03
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $2,533)                                  $  1,276,197
  Interest (net of foreign taxes withheld of $0)                                             55,449
  Income on securities loaned, net                                                            2,656
  Other                                                                                       6,884
                                                                                       ------------
      Total investment income                                                          $  1,341,186
                                                                                       ------------

EXPENSES:
  Management fees                                                                      $    617,142
  Transfer agent fees                                                                         1,040
  Distribution fees (Class II)                                                               89,519
  Administrative fees                                                                        25,334
  Custodian fees                                                                             30,377
  Professional fees                                                                          12,099
  Printing                                                                                   65,084
  Fees and expenses of nonaffiliated trustees                                                 1,519
  Miscellaneous                                                                               6,540
                                                                                       ------------
     Total expenses                                                                    $    848,654
     Less management fees waived and expenses assumed by Pioneer
       Investment Management, Inc.                                                                -
     Less fees paid indirectly                                                                    -
                                                                                       ------------
     Net expenses                                                                      $    848,654
                                                                                       ------------
        Net investment income (loss)                                                   $    492,532
                                                                                       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                                         $ (4,354,264)
   Futures contracts                                                                              -
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                                                -
                                                                                       ------------
                                                                                       $ (4,354,264)
                                                                                       ------------

  Change in net unrealized gain or loss from:
   Investments                                                                         $ 28,891,828
   Futures contracts                                                                              -
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                                            -
                                                                                       ------------
                                                                                       $ 28,891,828
                                                                                       ------------
  Net gain (loss) on investments, futures contracts and foreign currency
    transactions                                                                       $ 24,537,564
                                                                                       ============
  Net increase (decrease) in net assets resulting from operations                      $ 25,030,096
                                                                                       ============

   The accompanying notes are an integral part of these financial statements.

PIONEER MID CAP VALUE VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SIX MONTHS
                                                                                            ENDED              YEAR
                                                                                           6/30/03             ENDED
                                                                                         (UNAUDITED)          12/31/02
FROM OPERATIONS:
Net investment income (loss)                                                           $     492,532        $     692,951
Net realized gain (loss) on investments                                                   (4,354,264)            (604,669)
Change in net unrealized gain or loss on investments, futures contracts and
  foreign currency transactions                                                           28,891,828          (24,313,838)
                                                                                       -------------        -------------
   Net increase (decrease) in net assets resulting from operations                     $  25,030,096        $ (24,225,556)
                                                                                       -------------        -------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
  Class I                                                                              $    (438,494)       $    (418,823)
  Class II                                                                                  (236,135)            (123,345)
Net realized gain
  Class I                                                                                          -           (3,695,361)
  Class II                                                                                         -           (1,420,452)
Tax return of capital
  Class I                                                                                          -                    -
  Class II                                                                                         -                    -
                                                                                       -------------        -------------
   Total distributions to shareowners                                                  $    (674,629)       $  (5,657,981)
                                                                                       -------------        -------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                       $  47,077,487        $ 113,623,860
Reinvestment of distributions                                                                674,612            5,657,981
Cost of shares repurchased                                                               (25,856,388)         (46,207,577)
                                                                                       -------------        -------------
   Net increase (decrease) in net assets resulting from fund share transactions        $  21,895,711        $  73,074,264
                                                                                       -------------        -------------
   Net increase (decrease) in net assets                                               $  46,251,178        $  43,190,727
                                                                                       -------------        -------------

NET ASSETS:
Beginning of period                                                                    $ 181,725,233        $ 138,534,506
                                                                                       -------------        -------------
End of period                                                                          $ 227,976,411        $ 181,725,233
                                                                                       =============        =============
Accumulated undistributed/(distributions in excess of) net investment income (loss)    $     492,137        $     674,234
                                                                                       =============        =============

   The accompanying notes are an integral part of these financial statements.

PIONEER MID CAP VALUE VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 6/30/03 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

PORTFOLIOS:
  Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio) Pioneer Europe VCT Portfolio (Europe Portfolio)
  Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
  Pioneer Small Company VCT Portfolio (Small Company Portfolio
  Pioneer Fund VCT Portfolio (Fund Portfolio)
  Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
  Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
  Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
  Pioneer Balanced VCT Portfolio (Balanced Portfolio)
  Pioneer High Yield VCT Portfolio (High Yield Portfolio)
  Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio) Pioneer America Income VCT Portfolio (America Income Portfolio)
  Pioneer Money Market VCT Portfolio (Money Market Portfolio)
  Pioneer Value VCT Portfolio (Value Portfolio) (Class II only)

Portfolio shares may be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.

The investment objective of Mid Cap Value Portfolio is to seek capital appreciation.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION
   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. FUTURES CONTRACTS
   The Portfolios may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolios, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolios.

   Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2003, Mid Cap Value Portfolio had no open contracts.

C. FOREIGN CURRENCY TRANSLATION
   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. FORWARD FOREIGN CURRENCY CONTRACTS
   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 8).

E. TAXES
   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2002, Mid Cap Value VCT Portfolio had a capital loss carryforward of $879,730, which will expire in 2010 if not utilized.

The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2002 and the distributions paid during the year ended December 31, 2002 on a tax basis as of December 31, 2002. The tax character of current year distributions will be determined at the end of the current fiscal year. These amounts do not include the capital loss carryforward detailed above.

                                           PIONEER
                                        MID CAP VALUE
                                        VCT PORTFOLIO
                                             2002
------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                          $   944,511
Long- Term capital gain                  $ 4,173,470
                                         -----------
                                         $ 5,117,981
Return of Capital                                  -
                                         -----------
  Total distributions                    $ 5,117,981
                                         -----------
DISTRIBUTABLE EARNINGS
  (ACCUMULATED LOSSES):
Undistributed ordinary income            $   674,234
Undistributed long-term gain                     -
Unrealized appreciation/(depreciation)    (8,472,579)
                                         -----------
  Total                                  $ 7,798,345
                                         ===========

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the recognition of unrealized gains or losses on certain futures contracts.

F. PORTFOLIO SHARES
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $30,371 in commissions on the sale of portfolio shares for the six months ended June 30, 2003. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G. SECURITY LENDING
   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

H. REPURCHASE AGREEMENTS
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 0.65% of the Portfolios' average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2003, $133,523 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $118 in transfer agent fees payable to PIMSS at June 30, 2003.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $20,297 payable to PFD at June 30, 2003.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2003, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                                                          NET
                                                     GROSS            GROSS          APPRECIATION/
                                TAX COST         APPRECIATION     DEPRECIATION      (DEPRECIATION)
--------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio      $ 220,467,699      $ 25,533,413     $ (5,114,164)      $ 20,419,249

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2003, were $74,022,147 and $52,711,595, respectively.

7. CAPITAL SHARES

At June 30, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

MID CAP VALUE PORTFOLIO           '03 SHARES      '03 AMOUNT         '02 SHARES       '02 AMOUNT
--------------------------------------------------------------------------------------------------
CLASS I:
Shares sold                       1,171,515       $ 18,153,499          2,337,210     $ 37,800,042
Reinvestment of distributions        26,085            438,477            247,842        4,114,184
Shares repurchased               (1,531,308)       (23,412,152)        (1,905,763)     (29,145,110)
                                 -----------------------------------------------------------------
  Net increase                     (333,708)      $ (4,820,176)           679,289     $ 12,769,116
                                 =================================================================
CLASS II:
Shares sold                       1,868,426       $ 28,923,988          4,505,621     $ 75,823,818
Reinvestment of distributions        14,131            236,135             93,450        1,543,797
Shares repurchased                 (169,150)        (2,444,236)        (1,080,224)     (17,062,467)
                                 -----------------------------------------------------------------
  Net increase                    1,713,407       $ 26,715,887          3,518,847     $ 60,305,148
                                 =================================================================

8. FORWARD FOREIGN CURRENCY CONTRACTS

At June 30, 2003, certain Portfolios had entered into various contracts that obligate the Portfolio to deliver currencies at specified future dates. At the maturity of a contract, the Portfolio must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Portfolio may close out such contracts by entering into an offsetting hedge contract. As of June 30, 2003, the Portfolio had no open portfolio hedges. As of June 30, 2003, the Portfolio had no open currency settlement contracts.

                            THIS PAGE FOR YOUR NOTES.

                            THIS PAGE FOR YOUR NOTES.

                            THIS PAGE FOR YOUR NOTES.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
OSBERT M. HOOD, EXECUTIVE VICE PRESIDENT*
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
MARY K. BUSH
RICHARD H. EGDAHL, M.D.
MARGARET B.W. GRAHAM
OSBERT M. HOOD*
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.

LEGAL COUNSEL
HALE AND DORR LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.

*MR. HOOD WAS ELECTED TRUSTEE AND EXECUTIVE VICE PRESIDENT ON JUNE 3, 2003. DANIEL T. GERACI RESIGNED AS TRUSTEE AND EXECUTIVE VICE PRESIDENT OF THE FUND ON APRIL 30, 2003.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                   13915-00-0803

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value VCT Portfolio Class II Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.